Average Annual Total Returns - FidelityStockSelectorSmallCapFund-RetailPRO - FidelityStockSelectorSmallCapFund-RetailPRO - Fidelity Stock Selector Small Cap Fund	Dec. 30, 2024
Fidelity Stock Selector Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	19.46%
Past 5 years	14.14%
Past 10 years	8.96%
Fidelity Stock Selector Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.39%
Past 5 years	13.32%
Past 10 years	7.40%
Fidelity Stock Selector Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.56%
Past 5 years	11.27%
Past 10 years	6.81%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%